Fair Value Measurements 10-K (Details) (USD $) In Thousands, unless otherwise specified																12 Months Ended								3 Months Ended			6 Months Ended
	Jun. 05, 2012	May 31, 2011	Dec. 04, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 05, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]	May 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]		Dec. 04, 2012 Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 05, 2012 Estimate of Fair Value, Fair Value Disclosure [Member]	May 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member]		Dec. 04, 2012 Fair Value, Inputs, Level 2 [Member]	Jun. 05, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 04, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 05, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	May 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 05, 2012 Fair Value, Measurements, Nonrecurring [Member]		May 31, 2011 Fair Value, Measurements, Nonrecurring [Member]		Jun. 05, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member]		May 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 04, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]		Nov. 29, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 04, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]		Nov. 29, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 05, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]		May 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member]		Jun. 05, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member]		May 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan: other investments - Assets													$ 8,240	$ 7,974	$ 8,792
Deferred compensation plan: other investments - Liabilities													8,240	7,974	8,792
Deferred compensation plan: RTI common stock - Equity													1,063	1,008	0
Deferred compensation plan: RTI common stock - Equity													(1,063)	(1,008)	0
Total													0	0	0
Long-lived assets held for sale																26,495	[1]	24,686	[1]	0	[1]	0	[1]	23,303	[2]		23,303	[2]		26,495	[2]	24,686	[1]	0	[1]	0	[1]
Long-lived assets held for use																385		747		0		0		8,204			8,204			385		747		0		0
Total																26,880		25,433		0		0		31,507			31,507			26,880		25,433		0		0
Long lived assets held for sale included in construction in progress	21,800	23,300									19,100	21,800
Long-lived assets held for sale																891	[1]	1,600	[1]					354		0	511		206
Long-lived assets held for use																12,742		4,498						18,160		630	18,451		630
Total impairment of long-lived assets																13,633		6,098						18,514		630	18,962		836
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Deferred Compensation Plan investment in RTI common stock					1,556	[3]			1,653	[3]
Long-term debt and capital leases			308,697	326,663	344,274		303,769	312,225	348,272
Letters of credit			$ 0	$ 0	$ 0		$ 245	$ 222	$ 178

[1]	Included in the carrying value of long-lived assets held for sale as of June 5, 2012 and May 31, 2011 are $21.8 million and $23.3 million, respectively, of assets included in Construction in progress and other in the Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months.
[2]	Included in the carrying value of long-lived assets held for sale as of December 4, 2012 and June 5, 2012 are $19.1 million and $21.8 million, respectively, of assets included in Construction in progress in the Condensed Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months.
[3]	Fiscal 2012 amounts are not presented for the investment in RTI common stock in the Deferred Compensation Plan as this investment is now measured at fair value on a recurring basis and is reflected in the table above.